INTANGIBLE ASSETS	12 Months Ended
Oct. 31, 2022
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 8 – INTANGIBLE ASSETS

At October 31, 2022 and 2021, intangible assets consisted of the following:

	Useful Life	October 31, 2022	October 31, 2021
Software and platform	2 – 10 Years	$214,076	$197,033
Less: accumulated amortization		(102,050)	(49,495)
Less: impairment loss		(112,026)	—
		$—	$147,538

For the years ended October 31, 2022, 2021 and 2020, amortization expense amounted to $19,190, $19,585 and $18,204, respectively, which was included in operating expenses.

In October 2022, the Company assessed its intangible assets for any impairment and concluded that there were indicators of impairment as of October 31, 2022. The impairment is due to the Company’s conclusion that it will be unable to realize any future revenue from the online platform, Needbao. The Company calculated that the estimated undiscounted cash flows from the projected sales were less than the carrying amount of the platform. The Company has recognized an impairment loss of $123,646 related to the intangible asset for the year ended October 31, 2022, which reduced the value to zero.